Lease liability - Summary of Lease Liability (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Abstract]
Lease liability	£ 137	£ 341
Total lease liability	£ 137	£ 341